GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
The following represents the total revenue for the years ended December 31, 2018, 2017 and 2016 and long-lived assets as of December 31, 2018 and 2017:

	Year ended December 31,
	2018	2017	2016
Revenue from sales to customers:
Europe	$17,800	$-	$712

Total revenue	$17,800	$-	$712

	December 31,
	2018	2017
Long-lived assets:
Israel	$2,712	$3,523
United States	660	1,124

Total long-lived assets	$3,372	$4,647

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2018	2017	2016
Sales to a single customer exceeding 10%:
Customer A	44%	-	100%
Customer B	56%	-	-